UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2819


                       IXIS Advisor Cash Management Trust
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               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

ITEM I  SCHEDULE OF INVESTMENTS

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IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES--SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
Investments as of September 30, 2005 (Unaudited)

   Principal
    Amount      Description                           Value (+)
----------------------------------------------------------------
Commercial Paper  -- 56.2% of Total Net Assets

                Asset-Backed  -- 11.1%
$   1,198,000   Apreco, Inc.,
                3.630%, 10/04/2005 (d)          $     1,197,637
   10,000,000   ASAP Funding, Ltd.,
                3.620%, 10/11/2005 (d)                9,989,944
   15,000,000   Lockhart Funding LLC,
                3.640%, 10/18/2005 (d)               14,974,217
    5,000,000   Apreco, Inc.,
                3.790%, 11/07/2005 (d)                4,980,524
                                                ----------------
                                                     31,142,322
                                                ----------------

                Banking -- 3.7%
    5,000,000   Banco Bilbao Vizcaya Argentaria
                Puerto Rico,
                3.720%, 11/10/2005                    4,979,333
    5,600,000   Societe Generale North America,
                3.780%, 12/12/2005                    5,557,664
                                                ----------------
                                                     10,536,997
                                                ----------------

                Education  -- 5.0%
   14,000,000   Johns Hopkins University,
                3.720%, 11/09/2005                   14,000,000
                                                ----------------

                Financial  -- 1.8%
    5,000,000   Louis Dreyfus Corp., (LOC:
                Calyon),
                3.700%, 10/14/2005                    4,993,320
                                                ----------------

                Health Care - Services  -- 3.6%
   10,000,000   Dean Health Systems, Inc.,
                (LOC: Marshall & Ilsley),
                3.580%, 10/03/2005                    9,998,011
                                                ----------------

                Logging -- 2.1%
    6,000,000   NATC California LLC, (LOC:
                Chase Manhattan Bank),
                3.530%, 10/17/2005                    5,990,586
                                                ----------------

                Special Purpose  -- 19.7%
    5,000,000   Charta LLC, (LOC: AMBAC
                Indemnity),
                3.590%, 10/06/2005 (d)                4,997,507
   10,000,000   Scaldis Capital LLC,
                3.480%, 10/12/2005 (d)                9,989,367
   10,000,000   Galaxy Funding, Inc.,
                3.520%, 10/14/2005                    9,987,289
    5,000,000   Market Street Funding Corp.,
                3.660%, 10/18/2005 (d)                4,991,358
   10,000,000   Greyhawk Funding LLC.,
                3.760%, 10/28/2005 (d)                9,971,800
    5,000,000   Greyhawk Funding LLC.,
                3.680%, 11/07/2005 (d)                4,981,089
    5,000,000   Charta LLC, (LOC: AMBAC
                Indemnity),
                3.770%, 11/09/2005 (d)                4,979,579
    2,700,000   Galaxy Funding, Inc.,
                3.800%, 12/05/2005                    2,681,475

  Principal
    Amount      Description                           Value (+)
 ---------------------------------------------------------------
                Special Purpose - continued
$   3,000,000   Scaldis Capital LLC,
                3.860%, 12/20/2005 (d)          $     2,974,267
                                                ----------------
                                                     55,553,731
                                                ----------------

                Trade Receivables  -- 9.2%
   15,000,000   Windmill Funding I Corp.,
                3.620%, 10/04/2005 (d)               14,995,475
   11,000,000   Govco, Inc.,
                3.610%, 10/14/2005 (d)               10,985,660
                                                ----------------
                                                     25,981,135
                                                ----------------
                Total Commercial Paper
                (Identified Cost $158,196,102)      158,196,102
                                                ----------------

Variable Rate Demand Notes -- 22.6% of Total Net Assets

                Auto Parts & Equipment -- 0.2%
      400,000   White Hydraulics, Inc., (Credit
                Support: Amsouth Bank),
                4.040%, 12/01/2005 (b)                  400,000
                                                ----------------

                Financial -- 3.3%
      100,000   Business Stationery LLC,
                (Credit Support: JP Morgan
                Chase),
                4.040%, 8/01/2007 (b)                   100,000
    2,260,000   SSK Co. LLC, (Credit Support:
                US Bank),
                3.910%, 11/01/2021 (b)                2,260,000
      199,000   YSR LLC, (Credit Support:
                                 Amsouth Bank),
                3.940%, 2/01/2023 (b)                   199,000
    3,085,000   Alpine Capital Investments LLC,
                (Credit Support: First of
                America),
                3.940%, 9/15/2027 (b)                 3,085,000
      545,000   Tanner & Guin LLC, (Credit
                Support: Amsouth Bank),
                3.940%, 9/01/2029 (b)                   545,000
    3,130,000   MOB Management One LLC, (Credit
                Support: Columbus Bank & Trust),
                3.870%, 12/01/2031 (b)                3,130,000
                                                ----------------
                                                      9,319,000
                                                ----------------

                Health Care - Services  -- 3.1%
    8,600,000   American Health Centers, Inc.,
                (Credit Support: Amsouth Bank),
                3.940%, 3/01/2019 (b)                 8,600,000
                                                ----------------

                Manufacturing -- 0.0%
      100,000   Harris Metals LLC, (Credit
                Support: Amsouth Bank),
                4.040%, 6/01/2010 (b)                   100,000
                                                ----------------

                Municipal -- 12.0%
    4,945,000   New York City Industrial
                Development Agency, (Airis JFK
                I LLC), (Credit Support:
                Bayerishe Landesbank)
                3.560%, 7/01/2008 (b)                 4,945,000

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IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES--SCHEDULE OF INVESTMENTS
(continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

   Principal
    Amount      Description                         Value (+)
 ---------------------------------------------------------------
                Municipal - continued
$     315,000   Birmingham, AL, Special Care
                Facilities Financing Authority,
                (Eye Foundation, Inc. (The)),
                (Credit Support: Columbus Bank
                & Trust),
                4.030%, 9/01/2018 (b)             $     15,000
   19,000,000   New Jersey Economic Development
                Authority, (Marina Energy LLC),
                (Credit Support: First Union)
                3.840%, 9/01/2021 (b)                19,000,000
    5,000,000   Connecticut State Housing
                Finance Authority, (Credit
                Support: AMBAC Indemnity),
                3.860%, 5/15/2033 (b)                 5,000,000
    4,544,838   Los Angeles, CA, Community
                Redevelopment Agency, (Security
                Building), (Credit Support:
                FNMA),
                3.940%, 12/15/2034 (b)                4,544,838
                                                ----------------
                                                     33,804,838
                                                ----------------

                Real Estate -- 4.0%
      240,000   Sheffield Realty LLC, (Credit
                Support: Amsouth Bank),
                3.940%, 4/01/2012 (b)                   240,000
    1,020,000   Shayeson-Huff Properties LLC,
                (Credit Support: Firstar Bank),
                3.960%, 11/01/2016 (b)                1,020,000
    1,900,000   Jobs Co. LLC (The), (Credit
                Support: First Commercial),
                3.960%, 2/01/2022 (b)                 1,900,000
      641,000   Pine Tree Country Club, (Credit
                Support: Amsouth Bank),
                3.940%, 8/01/2023 (b)                   641,000
    4,680,000   Storage World LLC, (Credit
                Support: Regions Bank),
                3.600%, 12/01/2024 (b)                4,680,000
    2,700,000   J&M LLC, Secured Promissory
                Note (Credit Support: First
                Commercial),
                4.060%, 10/01/2026 (b)                2,700,000
                                                ----------------
                                                     11,181,000
                                                ----------------
                Total Variable Rate Demand Notes
                (Identified Cost $63,404,838)        63,404,838
                                                ----------------

Medium Term Notes -- 14.6% of Total Net Assets

                Banking -- 3.2%
    5,000,000   Bank of America Corp.,
                3.815%, 12/15/2005 (c)                5,000,000
    4,000,000   Bank of America Corp.,
                3.810%, 6/07/2006 (c)                 4,000,000
                                                ----------------
                                                      9,000,000
                                                ----------------

                Financial -- 11.4%
   15,000,000   Caterpillar Financial Services
                                  Corp., 144A,
                3.670%, 7/10/2006 (c)                15,000,000
    5,000,000   Merrill Lynch & Co., Inc., 144A,
                3.710%, 8/03/2006 (c)                 5,003,823

   Principal
    Amount      Description                          Value (+)
 ---------------------------------------------------------------
                 Financial - continued
$   7,000,000   Sigma Finance, Inc., 144A ,
                3.688%, 9/12/2006 (c)             $   6,999,668
    5,000,000   General Electric Capital Corp.,
                144A
                3.889%, 10/17/2006 (c)                5,000,000
                                                ----------------
                                                     32,003,491
                                                ----------------
                Total Medium Term Notes
                (Identified Cost $41,003,491)        41,003,491
                                                ----------------
Certificates of Deposit -- 5.3% of Total Net Assets
   10,000,000   HSBC Bank,
                3.725%, 11/10/2005                   10,000,127
    5,000,000   Wells Fargo Bank NA,
                3.650%, 10/11/2005                    5,000,000
                                                ----------------
                Total Certificates of Deposit
                (Identified Cost $15,000,127)        15,000,127
                                                ----------------
Time Deposit -- 1.6%
    4,500,000   BNP Paribas,
                3.875%, 10/03/2005                    4,500,000
                                                ----------------
                Total Time Deposits
                (Identified Cost $4,500,000)          4,500,000
                                                ----------------
                Total Investments -- 100.3%
                (Identified Cost $282,104,558)
                (a)                                 282,104,558
                Other assets less liabilities
                -- (0.3%)
                                                       (799,057)
                                                ----------------
                Total Net Assets -- 100%         $  281,305,501
                                                ================

(+) The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

(a)   The aggregate cost for federal income tax purposes was $282,104,558.

(b) Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and may be secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.

(c)   Floating rate note. Rate shown is as of September 30, 2005.

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IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES--SCHEDULE OF INVESTMENTS
(continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

(d) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2005, these securities amounted to $100,008,424 which represents 35.6% of net assets.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $32,003,491 or 11.4% of net assets

AMBAC American Municipal Bond Assurance Corporation

FNMA Federal National Mortgage Association

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              IXIS Advisor Cash Management Trust

                              By: /s/ John T. Hailer
                                  ------------------
                              Name:   John T. Hailer
                              Title:  President and Chief Executive Officer
                              Date:   November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                              By: /s/ John T. Hailer
                                  ------------------
                              Name:   John T. Hailer
                              Title:  President and Chief Executive Officer
                              Date:   November 28, 2005


                              By: /s/ Michael C. Kardok
                                  ---------------------
                              Name:   Michael C. Kardok
                              Title:  Treasurer
                              Date:   November 28, 2005